EMPLOYEE BENEFIT PLANS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 People's Republic of China [Member] USD ($)	Dec. 31, 2012 People's Republic of China [Member] CNY	Dec. 31, 2011 People's Republic of China [Member] CNY	Dec. 31, 2010 People's Republic of China [Member] CNY	Dec. 31, 2012 Medical [Member]	Dec. 31, 2012 Post Employment Benefits Plan [Member]	Dec. 31, 2012 Workers Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions for eligible employees	20.00%	20.00%
Contribution provident fund	5.00%	5.00%
Expense related to defined contribution scheme	$ 333	2,076	7,127	31,710	$ 865	5,388	3,443	3,249
Percentage of contribution towards applicable salary									10.00%	1.00%	1.10%
Contribution to employee	$ 539	3,356	2,074	1,797